Financial assets at fair value through profit or loss (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Current	$ 45	$ 0
Non-current	437	417
Derivatives
Disclosure of financial assets [line items]
Current	45	0
Non-current	0	0
Equity funds
Disclosure of financial assets [line items]
Current	0	0
Non-current	$ 437	$ 417